Share-Based Compensation (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 29, 2018	Mar. 19, 2018	Feb. 14, 2018	Jan. 02, 2018	Nov. 02, 2016	Nov. 07, 2014	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Sep. 19, 2014
Option vested years				1 year
Option expiration term				5 years						2 years 1 month 24 days		2 years 1 month 24 days	4 years
Options intrinsic value							$ 2,097,415			$ 1,700,000		$ 2,097,415
Number of stock options granted				100,000						927,500		374,542	120,971
Option purchase price per share				$ 5.01
Fair value of option				$ 689,000								$ 25		[1]
Discount rate												1.47%
Expected life												2 years 6 months
Expected dividends												0.00%
Warrants intrinsic value							0					$ 0
Unrecognized compensation expense							$ 1,025,157			$ 2,800,000		1,025,157
Stock compensation expense												$ 499,000
Remaining Nine Months of 2018 [Member]
Stock compensation expense										$ 1,500,000
Class A Common Stock [Member]
Option vested years											4 years
Option expiration term											5 years
Warrant expiration date										Dec. 31, 2019		Dec. 31, 2019
Fair value of warrant										$ 2,087,840		$ 2,087,840
Class A Common Stock [Member] | Vert Capital [Member]
Warrant term						5 years
Warrant to purchase common share						796,813
Warrant exercise price per share						$ 7.70
Number of warrants reissued						597,610
President [Member]
Number of stock options granted				300,000
Chief Executive Officer [Member]
Number of stock options granted				300,000
Former Chief Financial Officer [Member]
Number of stock options granted				300,000
Chief Operating Officer [Member]
Option vested years				1 year				3 years
Option expiration term				5 years				5 years
Number of stock options granted				200,000
Option purchase price per share				$ 5.01				$ 7.00
Fair value of option				$ 459,000				$ 126,000
Employee [Member]
Option vested years			4 years
Option expiration term			5 years
Number of stock options granted			367,500
Option purchase price per share			$ 5.40
Fair value of option			$ 998,000
Chief Financial Officer [Member]
Option vested years		1 year
Option expiration term		5 years						5 years
Number of stock options granted		35,000
Option purchase price per share		$ 4.00						$ 0.0001
Fair value of option		$ 65,000			$ 484,000			$ 204,000
Board of Directors [Member]
Option vested years	1 year
Option expiration term	5 years
Number of stock options granted	25,000
Option purchase price per share	$ 4.06
Fair value of option	$ 47,000
Stock Options [Member]
Option vested years										4 years		4 years
Option expiration term										5 years		5 years
Minimum [Member]
Discount rate							1.78%		0.97%	2.01%		1.78%	0.97%
Expected life							2 years 29 days		2 years 6 months	3 years		2 years 29 days	2 years 6 months
Volatility range							69.00%		0.66%	66.00%		69.00%	65.00%
Expected dividends										0.00%
Maximum [Member]
Discount rate							2.14%		0.99%	2.45%		2.14%	0.99%
Expected life							4 years 9 months		3 years 11 months 15 days	3 years 9 months		4 years 9 months	3 years 11 months 15 days
Volatility range							71.00%		0.69%	68.00%		71.00%	69.00%
Expected dividends										0.00%
Maximum [Member] | Class A Common Stock [Member]
Additional warrant percentage										20.00%
2014 Stock Option Plan [Member]
Number of shares reserved for future issuance										684,060
Directors Officers Key Employees Consultants [Member]
Share based compensation stock option available for grant							1,577,864					1,577,864			2,390,438
Borad of Directors [Member] | Minimum [Member]
Share based compensation stock option available for grant										300,000
Borad of Directors [Member] | Maximum [Member]
Share based compensation stock option available for grant										2,690,438
Consultant [Member]
Warrant to purchase common share						23,904
Warrant exercise price per share						$ 7.70
Warrant expiration date						Dec. 31, 2019
Fair value of warrant						$ 62,634
Warrant exercise percentage						110.00%
Consultant [Member] | Class A Common Stock [Member]
Warrant to purchase common share						23,904
Warrant exercise price per share						$ 7.70
Michael Pope [Member] | May 31 2018 [Member]
Warrant to purchase common share										265,349
Warrant exercise price per share										$ 6.00
Warrant expiration date										Dec. 31, 2021
Michael Pope [Member] | Class A Common Stock [Member]
Number of warrants reissued						199,203
Michael Pope [Member] | Class A Common Stock [Member] | May 31 2018 [Member]
Warrant exercise price per share										$ 6.00
Number of warrants reissued										271,641
Warrant expiration date										Dec. 31, 2021
Placement Agent [Member] | IPO [Member]
Warrant to purchase common share								50,000
Warrant exercise price per share								$ 7.07
Warrant expiration date								Aug. 29, 2022
Fair value of warrant								$ 192,591

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.